Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 1,429	$ 465
Short-term investments		3	0
Accounts receivable
Customers and agents, less allowances of $67 and $74, respectively		1,004	1,005
Other, less allowances of $2 and $2, respectively		108	119
Inventory, net		154	169
Prepaid expenses		105	98
Income taxes receivable		187	36
Other current assets		36	29
Total current assets		3,026	1,921
Assets held for sale		2	0
Licenses		2,638	2,480
Goodwill		547	547
Other intangible assets, net of accumulated amortization of $71 and $65, respectively	[1]	213	239
Investments in unconsolidated entities		477	488
Property, plant and equipment
In service and under construction		13,659	12,864
Less: Accumulated depreciation and amortization		9,687	9,337
Property, plant and equipment, net		3,972	3,527
Operating lease right-of-use assets		998	972
Other assets and deferred charges		652	607
Total assets	[2]	12,525	10,781
Current liabilities
Current portion of long-term debt		5	10
Accounts payable		508	374
Customer deposits and deferred revenues		193	189
Accrued interest		16	11
Accrued taxes		69	41
Accrued compensation		132	121
Short-term operating lease liabilities		129	116
Other current liabilities		101	100
Total current liabilities		1,153	962
Liabilities held for sale		1	0
Deferred liabilities and credits
Deferred income tax liability, net		863	676
Long-term operating lease liabilities		940	931
Other deferred liabilities and credits		541	481
Long-term debt, net		3,424	2,316
Commitments and contingencies
Noncontrolling interests with redemption features		10	11
TDS shareholders’ equity
Series A Common and Common Shares Authorized 290 shares (25 Series A Common and 265 Common Shares) Issued 133 shares (7 Series A Common and 126 Common Shares) Outstanding 114 shares (7 Series A Common and 107 Common Shares) and 115 shares (7 Series A Common and 108 Common Shares), respectively Par Value ($0.01 per share)		1	1
Capital in excess of par value		2,482	2,468
Treasury shares, at cost, 19 and 18 Common Shares, respectively		(477)	(479)
Accumulated other comprehensive loss		(4)	(9)
Retained earnings		2,802	2,672
Total TDS shareholders’ equity		4,804	4,653
Noncontrolling interests		789	751
Total equity		5,593	5,404
Total liabilities and equity	[2]	$ 12,525	$ 10,781

[1]	The accumulated amortization balance at December 31, 2019 differs from the amount reported in the Consolidated Balance Sheet of the 2019 Form 10-K, as the previously reported amount included certain intangible assets that were fully amortized and had a net book value of zero.
[2]	The consolidated total assets as of December 31, 2020 and 2019, include assets held by consolidated variable interest entities (VIEs) of $1,042 million and $915 million, respectively, which are not available to be used to settle the obligations of TDS. The consolidated total liabilities as of December 31, 2020 and 2019, include certain liabilities of consolidated VIEs of $18 million and $20 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of TDS. See Note 15 — Variable Interest Entities for additional information.